Share-based compensation - Summary of Activity in Stock Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of options
Number of options outstanding, beginning balance (in shares) | shares	6,690,427	12,429,245	16,004,890
Number of options granted (in shares) | shares	354,557	663,407	2,140,650
Number of options forfeited (in shares) | shares	(194,558)	(264,246)	(1,647,782)
Number of options exercised (in shares) | shares	(2,179,704)	(5,933,613)	(3,057,801)
Number of options expired (in shares) | shares	(5,641)	(204,366)	(1,010,712)
Number of options outstanding, ending balance (in shares) | shares	4,665,081	6,690,427	12,429,245
Number of options exercisable (in shares) | shares	2,708,669	2,520,115	5,793,791
Weighted average exercise price
Weighted average exercise price outstanding, beginning balance (in dollars per share) | $ / shares	$ 170.49	$ 165.93	$ 164.56
Weighted average exercise price granted (in dollars per share) | $ / shares	649.98	284.32	129.05
Weighted average exercise price forfeited (in dollars per share) | $ / shares	185.70	155.41	158.21
Weighted average exercise price exercised (in dollars per share) | $ / shares	187.56	169.47	128.91
Weighted average exercise price expired (in dollars per share) | $ / shares	167.29	310.28	190.86
Weighted average exercise price outstanding, ending balance (in dollars per share) | $ / shares	198.32	170.49	165.93
Weighted average exercise price, Exercisable (in dollars per share) | $ / shares	$ 170.61	$ 189.66	$ 184.98